Note 4 - Loans (Details) - Loans Segregated by Class of Loans - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commercial and Agricultural
Loans receivable	$ 758,635,595	$ 746,093,809	$ 751,218,462
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Commercial and Agricultural
Loans receivable	47,781,689	50,960,265	48,107,448
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Commercial and Agricultural
Loans receivable	19,193,497	16,689,444	10,665,938
Real Estate Portfolio Segment [Member] | Commercial [Member]
Commercial and Agricultural
Loans receivable	346,262,033	332,230,847	341,783,538
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Commercial and Agricultural
Loans receivable	40,106,633	51,258,970	52,738,783
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Commercial and Agricultural
Loans receivable	9,413,263	11,220,683	6,549,260
Real Estate Portfolio Segment [Member] | Residential [Member]
Commercial and Agricultural
Loans receivable	197,002,419	203,752,620	206,257,927
Real Estate Portfolio Segment [Member] | Farmland [Member]
Commercial and Agricultural
Loans receivable	61,779,859	49,950,984	47,034,426
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Commercial and Agricultural
Loans receivable	20,605,465	22,820,314	25,675,560
Consumer and Other Portfolio Segment [Member] | Other [Member]
Commercial and Agricultural
Loans receivable	$ 16,490,737	$ 7,209,682	$ 12,405,582